Note 13 - Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended March 31,
	2023	2022
	(in thousands)
Cost of revenue	$670	$578
Sales and marketing	2,201	2,462
General and administrative	4,382	4,484
Research and development	851	750
Total stock-based compensation	$8,104	$8,274

	Year Ended December 31,
	2022	2021	2020
Cost of revenue	$2,640	$3,477	$592
Sales and marketing	11,393	15,906	19,973
General and administrative	19,398	24,063	12,916
Research and development	3,787	16,062	286
Total stock-based compensation	$37,218	$59,508	$33,767

Schedule of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
March 13,
2023
Expected life (in years)	6.11
Expected volatility	59.19%
Risk-free rate	3.63%
Dividend yield	—

	2022	2021
Expected term (in years)	6.11	6.11
Expected volatility	45.18%	43.31%
Risk-free rate	2.16%	0.94%
Dividend yield	—	—
July 1 2021
Expected term (in years)	4.10
Expected volatility	34.44%
Risk-free rate	0.79%
Dividend yield	—